Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	$ 14,935	$ 26,290	$ 24,573
Other comprehensive (loss)
Foreign currency translation adjustment	264	(6,395)	(3,485)
Total comprehensive income	14,986	20,137	21,088
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	14,935	26,290	24,573
Other comprehensive (loss)
Foreign currency translation adjustment	(122)	(6,153)	(3,485)
Total comprehensive income	$ 14,813	$ 20,137	$ 21,088